Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity

18.  Equity

In February 2015, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares. In May 2015, the Board of Directors authorized an additional $500 million of share repurchases, increasing the total authorization under the program to $750 million.

On June 9, 2015, we completed the Share Repurchase from AIG, at an approximate price per share of $47.77 for consideration equal to $750 million. See Note 4—ILFC Transaction. In relation to the Share Repurchase from AIG, we incurred $11.2 million of expenses.

In October 2015, our Board of Directors cancelled 9,698,588 ordinary shares which were acquired through the Share Repurchase from AIG in accordance with the authorizations obtained from the Company's shareholders.

In February 2016, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $400 million of AerCap ordinary shares through June 30, 2016. We completed this share repurchase program on June 1, 2016.

In May 2016, our Board of Directors approved another share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares through September 30, 2016. We completed this share repurchase program on September 7, 2016.

In August 2016, our Board of Directors approved another share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares through December 31, 2016. We completed this share repurchase program on December 8, 2016.

In November 2016, our Board of Directors approved another share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares through March 31, 2017. We completed this share repurchase program on March 6, 2017.

In February 2017, our Board of Directors approved another share repurchase program authorizing total repurchases of up to $350 million of AerCap ordinary shares through June 30, 2017. See Note 33—Subsequent events.

During the year ended December 31, 2016, we repurchased an aggregate of 25,012,978 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $38.62 per ordinary share.

During the year ended December 31, 2016, our Board of Directors cancelled 15,563,862 ordinary shares which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.

Between January 1, 2017 and March 15, 2017, we repurchased an aggregate of 5,000,005 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $44.63 per ordinary share. In March 2017, we cancelled 5,000,000 ordinary shares which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.

Movements in AOCI for the years ended December 31, 2016 and 2015 were as follows:

	Net change in fair value of derivatives	Actuarial gain (loss) on pension obligations	Total
Balance as of December 31, 2014	$(356)	$(6,539)	$(6,895)
Total other comprehensive income	338	250	588
Balance as of December 31, 2015	$(18)	$(6,289)	$(6,307)
Total other comprehensive income (loss)	5,990	(1,452)	4,538
Balance as of December 31, 2016	$5,972	$(7,741)	$(1,769)